SHARE-BASED COMPENSATION	6 Months Ended
Jun. 30, 2022
Share-Based Compensation [Abstract]
SHARE-BASED COMPENSATION
8.	SHARE-BASED COMPENSATION

The Company’s share-based compensation plans includes stock options and Restricted Share Units (“RSU”). The Company has reserved up to 15% of the issued and outstanding Common Shares for the granting of stock options and RSUs to eligible Employees, Officers, Directors and external consultants.

Common shares outstanding, June 30, 2022	111,408,322
Share-based compensation available for issuance: 15%		16,711,248
Stock options outstanding, June 30, 2022		(3,842,392)
RSU outstanding, June 30, 2022		(1,883,011)
Share-based compensation available for future grants		10,985,845

(a)	Stock Options

The Company granted stock options to acquire common stock through our stock option plan of which the following are outstanding as June 30:

	2022		2021
	Stock Options	Weighted Average Exercise Price	Stock Options	Weighted Average Exercise Price
		$		$
Balance, January 1	5,257,089	1.73	2,923,770	1.76
Granted	671,300	0.54	2,622,386	2.10
Forfeited	(2,085,997)	1.94	(19,568)	0.73
Expired	--	--	(9,810)	3.66
Exercised	--	--	(120,633)	1.44
Balance, June 30	3,842,392	1.40	5,396,145	1.94

(b)	Restricted Share Units

The Company granted RSUs to Officers and Directors through our incentive share award plan. Grants of RSUs to Directors vest either immediately or on the date of the next Annual General Meeting. Grants of RSUs to Officers vest over a four-year period. The following RSUs are outstanding at June 30:

	2022	2021
Balance at Jan 1	1,581,607	--
Granted	653,279	1,914,981
Exercised	(219,792)	--
Cancelled	(132,083)	--
Balance, June 30	1,883,011	1,914,981

(c)	Stock-Based Compensation

The following table shows the stock-based compensation expense.

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
	$	$	$	$
Stock options	(257)	639	(45)	955
RSUs	380	654	588	996
G&A - Stock options & RSUs	123	1,293	543	1,951
R&D - Stock options	172	136	345	247
Share-based compensation expense	295	1,429	888	2,198